UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  April 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA GROWTH AND INCOME FUND - 3RD QUARTER  REPORT - PERIOD  ENDED APRIL 30,
2006

 [LOGO OF USAA]
    USAA(R)

                            USAA GROWTH &
                                    INCOME Fund

                                          [GRAPHIC OF USAA GROWTH & INCOME FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH & INCOME FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                               MARKET
     NUMBER                                                                                     VALUE
  OF SHARES   SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (98.0%)

              COMMON STOCKS (97.8%)
              ---------------------
              AEROSPACE & DEFENSE (2.3%)
     36,100   Boeing Co.                                                                   $    3,012
    151,400   Goodrich Corp.                                                                    6,737
     97,900   Honeywell International, Inc.                                                     4,161
     52,600   Lockheed Martin Corp.                                                             3,992
    191,675   Precision Castparts Corp.                                                        12,072
     66,800   United Technologies Corp.                                                         4,196
                                                                                           ----------
                                                                                               34,170
                                                                                           ----------
              AIR FREIGHT & LOGISTICS (1.3%)
    145,200   Expeditors International of Washington, Inc.                                     12,430
    139,900   Ryder System, Inc.                                                                7,296
                                                                                           ----------
                                                                                               19,726
                                                                                           ----------
              APPAREL RETAIL (0.3%)
     46,900   Abercrombie & Fitch Co. "A"                                                       2,848
     11,800   Christopher & Banks Corp.                                                           312
     36,650   Jos. A. Bank Clothiers, Inc.*                                                     1,539
                                                                                           ----------
                                                                                                4,699
                                                                                           ----------
              APPLICATION SOFTWARE (1.2%)
    349,675   Adobe Systems, Inc.*                                                             13,707
     58,200   Amdocs Ltd. (United Kingdom)*                                                     2,165
     29,600   Autodesk, Inc.*                                                                   1,244
     22,200   Intuit, Inc.*                                                                     1,203
                                                                                           ----------
                                                                                               18,319
                                                                                           ----------
              ASSET MANAGEMENT & CUSTODY BANKS (2.7%)
     84,600   Affiliated Managers Group, Inc.*(a)                                               8,570
     58,575   BlackRock, Inc. "A"                                                               8,876
     65,900   Legg Mason, Inc.                                                                  7,808
     73,100   Nuveen Investments, Inc. "A"                                                      3,518
     54,100   State Street Corp.                                                                3,534
     87,800   T. Rowe Price Group, Inc.                                                         7,392
                                                                                           ----------
                                                                                               39,698
                                                                                           ----------
              AUTOMOBILE MANUFACTURERS (0.2%)
     93,400   Winnebago Industries, Inc.(a)                                                     2,751
                                                                                           ----------
              AUTOMOTIVE RETAIL (0.1%)
     32,900   O'Reilly Automotive, Inc.*                                                        1,115
                                                                                           ----------
              BIOTECHNOLOGY (1.9%)
     53,600   Alkermes, Inc.*                                                                   1,151
     60,300   Amgen, Inc.*                                                                      4,082
     29,800   Applera Corp.-Applied Biosystems Group                                              860
    134,000   Genentech, Inc.*                                                                 10,681
    188,000   Gilead Sciences, Inc.*                                                           10,810
                                                                                           ----------
                                                                                               27,584
                                                                                           ----------
              BROADCASTING & CABLE TV (0.4%)
    173,100   CBS Corp. "B"                                                                     4,409
     42,100   Univision Communications, Inc. "A"*                                               1,502
                                                                                           ----------
                                                                                                5,911
                                                                                           ----------

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                               MARKET
     NUMBER                                                                                     VALUE
  OF SHARES   SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              CASINOS & GAMING (0.8%)
    205,300   GTECH Holdings Corp.                                                         $    7,013
     91,200   Penn National Gaming, Inc.*                                                       3,714
     20,900   Shuffle Master, Inc.*(a)                                                            772
                                                                                           ----------
                                                                                               11,499
                                                                                           ----------
              CATALOG RETAIL (0.6%)
    297,450   Coldwater Creek, Inc.*                                                            8,317
                                                                                           ----------
              COAL & CONSUMABLE FUELS (0.7%)
     38,900   Cameco Corp. (Canada)                                                             1,581
    141,050   Peabody Energy Corp.                                                              9,008
                                                                                           ----------
                                                                                               10,589
                                                                                           ----------
              COMMODITY CHEMICALS (0.2%)
    122,900   Lyondell Chemical Co.                                                             2,962
                                                                                           ----------
              COMMUNICATIONS EQUIPMENT (4.4%)
    700,700   Cisco Systems, Inc.*                                                             14,680
    662,700   Corning, Inc.*                                                                   18,310
     23,400   Foundry Networks, Inc.*                                                             333
    603,300   Nokia Corp. ADR (Finland)                                                        13,671
    349,400   QUALCOMM, Inc.                                                                   17,938
                                                                                           ----------
                                                                                               64,932
                                                                                           ----------
              COMPUTER & ELECTRONICS RETAIL (0.6%)
    292,450   Circuit City Stores, Inc.                                                         8,408
                                                                                           ----------
              COMPUTER HARDWARE (1.1%)
    205,200   Apple Computer, Inc.*                                                            14,444
     30,800   Avid Technology, Inc.*                                                            1,188
     34,400   Dell, Inc.*                                                                         901
                                                                                           ----------
                                                                                               16,533
                                                                                           ----------
              COMPUTER STORAGE & PERIPHERALS (1.7%)
    201,000   EMC Corp.*                                                                        2,716
    251,400   Network Appliance, Inc.*                                                          9,319
     42,800   QLogic Corp.*                                                                       891
    185,700   SanDisk Corp.*                                                                   11,853
                                                                                           ----------
                                                                                               24,779
                                                                                           ----------
              CONSTRUCTION & ENGINEERING (0.2%)
     38,200   Fluor Corp.                                                                       3,549
                                                                                           ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.9%)
    116,325   Caterpillar, Inc.                                                                 8,810
    246,350   JLG Industries, Inc.                                                              7,065
    156,500   Joy Global, Inc.                                                                 10,281
     20,400   Oshkosh Truck Corp.                                                               1,249
     12,400   Terex Corp.*                                                                      1,073
                                                                                           ----------
                                                                                               28,478
                                                                                           ----------
              CONSTRUCTION MATERIALS (0.1%)
      9,300   Martin Marietta Materials, Inc.                                                     987
                                                                                           ----------
              CONSUMER FINANCE (1.5%)
     95,400   Capital One Financial Corp.                                                       8,265
    116,100   Doral Financial Corp.(a)                                                            918

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                               MARKET
     NUMBER                                                                                     VALUE
  OF SHARES   SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
     92,900   First Marblehead Corp.(a)                                                    $    4,469
    164,400   SLM Corp.                                                                         8,694
                                                                                           ----------
                                                                                               22,346
                                                                                           ----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
     44,300   Alliance Data Systems Corp.*                                                      2,436
    166,650   CheckFree Corp.*                                                                  8,977
     18,300   DST Systems, Inc.*                                                                1,126
     55,600   First Data Corp.                                                                  2,652
                                                                                           ----------
                                                                                               15,191
                                                                                           ----------
              DEPARTMENT STORES (1.0%)
     53,500   Federated Department Stores, Inc.                                                 4,165
    268,300   Nordstrom, Inc.                                                                  10,284
                                                                                           ----------
                                                                                               14,449
                                                                                           ----------
              DISTRIBUTORS (0.3%)
     92,500   Genuine Parts Co.                                                                 4,038
                                                                                           ----------
              DIVERSIFIED BANKS (2.0%)
    446,308   Bank of America Corp.                                                            22,280
    112,700   Wells Fargo & Co.                                                                 7,741
                                                                                           ----------
                                                                                               30,021
                                                                                           ----------
              DIVERSIFIED CAPITAL MARKETS (0.2%)
     28,800   UBS AG (Switzerland)                                                              3,365
                                                                                           ----------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.5%)
     68,875   Corporate Executive Board Co.                                                     7,379
                                                                                           ----------
              DIVERSIFIED METALS & MINING (0.8%)
     42,700   Inco Ltd. (Canada)                                                                2,411
     86,400   Phelps Dodge Corp.                                                                7,447
      8,200   Rio Tinto plc ADR (United Kingdom)                                                1,826
                                                                                           ----------
                                                                                               11,684
                                                                                           ----------
              EDUCATIONAL SERVICES (0.1%)
     29,500   Career Education Corp.*                                                           1,088
     11,400   ITT Educational Services, Inc.*                                                     724
                                                                                           ----------
                                                                                                1,812
                                                                                           ----------
              ELECTRIC UTILITIES (1.3%)
    148,400   American Electric Power Co., Inc.                                                 4,965
    132,800   Entergy Corp.                                                                     9,288
    135,800   Pinnacle West Capital Corp.                                                       5,446
                                                                                           ----------
                                                                                               19,699
                                                                                           ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (1.4%)
    627,300   American Power Conversion Corp.                                                  13,951
     81,400   Emerson Electric Co.                                                              6,915
                                                                                           ----------
                                                                                               20,866
                                                                                           ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
     28,100   Amphenol Corp. "A"                                                                1,624
                                                                                           ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
    142,300   Waste Management, Inc.                                                            5,331
                                                                                           ----------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                               MARKET
     NUMBER                                                                                     VALUE
  OF SHARES   SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              FOOD RETAIL (0.7%)
    169,600   Whole Foods Market, Inc.                                                     $   10,410
                                                                                           ----------
              GENERAL MERCHANDISE STORES (0.6%)
    200,700   Dollar General Corp.                                                              3,504
    215,000   Family Dollar Stores, Inc.                                                        5,375
                                                                                           ----------
                                                                                                8,879
                                                                                           ----------
              GOLD (0.3%)
     21,800   Freeport-McMoRan Copper & Gold, Inc. "B"                                          1,408
     38,500   Newmont Mining Corp.                                                              2,247
                                                                                           ----------
                                                                                                3,655
                                                                                           ----------
              HEALTH CARE DISTRIBUTORS (0.1%)
     26,800   Patterson Companies, Inc.*                                                          873
                                                                                           ----------
              HEALTH CARE EQUIPMENT (2.4%)
    205,600   Baxter International, Inc.                                                        7,751
     22,100   Biomet, Inc.                                                                        821
        600   Diagnostic Products Corp.                                                            35
     68,200   Fisher Scientific International, Inc.*                                            4,811
    135,200   Hillenbrand Industries, Inc.                                                      6,944
     62,975   Intuitive Surgical, Inc.*                                                         7,998
     27,800   Kinetic Concepts, Inc.*                                                           1,214
    108,900   Medtronic, Inc.                                                                   5,458
     21,400   Waters Corp.*                                                                       970
                                                                                           ----------
                                                                                               36,002
                                                                                           ----------
              HEALTH CARE FACILITIES (1.1%)
    998,100   HEALTHSOUTH Corp.*                                                                4,571
    261,900   Service Corp. International                                                       2,108
    133,600   Triad Hospitals, Inc.*                                                            5,505
     82,000   Universal Health Services, Inc. "B"                                               4,165
                                                                                           ----------
                                                                                               16,349
                                                                                           ----------
              HEALTH CARE SERVICES (1.3%)
     25,600   Amedisys, Inc.*                                                                     849
    174,850   DaVita, Inc.*                                                                     9,837
     90,200   Express Scripts, Inc.*                                                            7,048
     28,600   Omnicare, Inc.                                                                    1,622
                                                                                           ----------
                                                                                               19,356
                                                                                           ----------
              HEALTH CARE SUPPLIES (0.1%)
      5,000   Bausch & Lomb, Inc.                                                                 245
     15,000   Cooper Companies, Inc.                                                              822
                                                                                           ----------
                                                                                                1,067
                                                                                           ----------
              HOME IMPROVEMENT RETAIL (0.7%)
     40,900   Lowe's Companies, Inc.                                                            2,579
    146,500   Sherwin-Williams Co.                                                              7,462
                                                                                           ----------
                                                                                               10,041
                                                                                           ----------
              HOMEBUILDING (0.1%)
     63,500   D.R. Horton, Inc.                                                                 1,906
                                                                                           ----------
              HOTELS, RESORTS, & CRUISE LINES (0.7%)
    108,000   Carnival Corp.                                                                    5,056
    130,100   Royal Caribbean Cruises Ltd.                                                      5,437
                                                                                           ----------
                                                                                               10,493
                                                                                           ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                               MARKET
     NUMBER                                                                                     VALUE
  OF SHARES   SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              HOUSEHOLD APPLIANCES (1.6%)
    306,800   Stanley Works                                                                $   16,030
     82,000   Whirlpool Corp.                                                                   7,360
                                                                                           ----------
                                                                                               23,390
                                                                                           ----------
              HOUSEHOLD PRODUCTS (0.4%)
     99,800   Procter & Gamble Co.                                                              5,809
                                                                                           ----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.9%)
    234,400   Monster Worldwide, Inc.*                                                         13,455
                                                                                           ----------
              INDUSTRIAL CONGLOMERATES (1.2%)
     50,900   3M Co.                                                                            4,348
    169,900   General Electric Co.                                                              5,877
     46,900   Textron, Inc.                                                                     4,219
    102,300   Tyco International Ltd.                                                           2,695
                                                                                           ----------
                                                                                               17,139
                                                                                           ----------
              INDUSTRIAL MACHINERY (1.0%)
     92,700   Illinois Tool Works, Inc.                                                         9,520
     99,800   ITT Industries, Inc.                                                              5,612
                                                                                           ----------
                                                                                               15,132
                                                                                           ----------
              INSURANCE BROKERS (0.5%)
    193,100   Willis Group Holdings Ltd. (Bermuda)                                              6,787
                                                                                           ----------
              INTEGRATED OIL & GAS (4.8%)
    137,800   BP plc ADR (United Kingdom)                                                      10,159
    106,800   Chevron Corp.                                                                     6,517
    271,200   ConocoPhillips                                                                   18,143
     98,100   Exxon Mobil Corp.                                                                 6,188
    148,200   Marathon Oil Corp.                                                               11,761
     65,900   Murphy Oil Corp.                                                                  3,307
    137,300   Occidental Petroleum Corp.                                                       14,106
                                                                                           ----------
                                                                                               70,181
                                                                                           ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
     18,500   NeuStar, Inc. "A"*                                                                  650
    335,700   Verizon Communications, Inc.                                                     11,088
                                                                                           ----------
                                                                                               11,738
                                                                                           ----------
              INTERNET SOFTWARE & SERVICES (1.7%)
    273,575   Akamai Technologies, Inc.*                                                        9,217
     37,700   Google, Inc. "A"*                                                                15,756
                                                                                           ----------
                                                                                               24,973
                                                                                           ----------
              INVESTMENT BANKING & BROKERAGE (4.8%)
     41,725   Bear Stearns Companies, Inc.                                                      5,946
    395,100   E*TRADE Financial Corp.*                                                          9,830
     59,800   Goldman Sachs Group, Inc.                                                         9,585
    140,450   Investment Technology Group, Inc.*                                                7,443
    163,725   Lazard Ltd. "A" (Bermuda)                                                         7,269
     99,900   Lehman Brothers Holdings, Inc.                                                   15,100
     53,500   Merrill Lynch & Co., Inc.                                                         4,080
    597,550   TD Ameritrade Holding Corp.                                                      11,091
                                                                                           ----------
                                                                                               70,344
                                                                                           ----------
              IT CONSULTING & OTHER SERVICES (0.7%)
    151,700   Cognizant Technology Solutions Corp. "A"*                                         9,650
                                                                                           ----------

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                               MARKET
     NUMBER                                                                                     VALUE
  OF SHARES   SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              LEISURE PRODUCTS (0.8%)
    113,600   Brunswick Corp.                                                              $    4,455
    470,200   Mattel, Inc.                                                                      7,608
                                                                                           ----------
                                                                                               12,063
                                                                                           ----------
              MANAGED HEALTH CARE (2.0%)
     22,500   CIGNA Corp.                                                                       2,408
     99,200   Coventry Health Care, Inc.*                                                       4,927
     30,300   Health Net, Inc.*                                                                 1,233
    166,700   Humana, Inc.*                                                                     7,532
    195,528   WellPoint, Inc.*                                                                 13,882
                                                                                           ----------
                                                                                               29,982
                                                                                           ----------
              MOVIES & ENTERTAINMENT (0.3%)
    162,800   Time Warner, Inc.                                                                 2,833
     47,100   Viacom, Inc. "B"*                                                                 1,876
                                                                                           ----------
                                                                                                4,709
                                                                                           ----------
              MULTI-LINE INSURANCE (1.2%)
     40,800   American International Group, Inc.                                                2,662
    168,550   Hartford Financial Services Group, Inc.                                          15,570
                                                                                           ----------
                                                                                               18,232
                                                                                           ----------
              MULTI-UTILITIES (1.6%)
    240,000   CenterPoint Energy, Inc.                                                          2,885
     30,800   Dominion Resources, Inc.                                                          2,306
    248,600   Duke Energy Corp.                                                                 7,239
    130,200   MDU Resources Group, Inc.                                                         4,785
    351,100   Xcel Energy, Inc.                                                                 6,615
                                                                                           ----------
                                                                                               23,830
                                                                                           ----------
              OIL & GAS DRILLING (0.2%)
     23,700   GlobalSantaFe Corp.                                                               1,451
     59,400   Patterson-UTI Energy, Inc.                                                        1,922
                                                                                           ----------
                                                                                                3,373
                                                                                           ----------
              OIL & GAS EQUIPMENT & SERVICES (1.3%)
     91,875   Baker Hughes, Inc.                                                                7,447
    108,950   National-Oilwell Varco, Inc.*                                                     7,514
     54,100   Schlumberger Ltd.                                                                 3,741
                                                                                           ----------
                                                                                               18,702
                                                                                           ----------
              OIL & GAS EXPLORATION & PRODUCTION (2.7%)
     25,600   Anadarko Petroleum Corp.                                                          2,683
     62,400   Chesapeake Energy Corp.                                                           1,977
     15,597   Hugoton Royalty Trust                                                               431
    152,800   Noble Energy, Inc.                                                                6,873
    227,575   Southwestern Energy Co.*                                                          8,197
    124,150   Ultra Petroleum Corp.*                                                            7,941
     21,300   Woodside Petroleum Ltd. ADR (Australia)                                             764
    261,700   XTO Energy, Inc.                                                                 11,083
                                                                                           ----------
                                                                                               39,949
                                                                                           ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    166,100   El Paso Corp.                                                                     2,144
                                                                                           ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
    352,274   Citigroup, Inc.                                                                  17,596
                                                                                           ----------
              PACKAGED FOODS & MEAT (0.3%)
    193,800   ConAgra Foods, Inc.                                                               4,395
                                                                                           ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                               MARKET
     NUMBER                                                                                     VALUE
  OF SHARES   SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              PHARMACEUTICALS (3.3%)
     57,300   Abbott Laboratories                                                          $    2,449
     31,400   Biovail Corp. (Canada)                                                              818
    284,900   Bristol-Myers Squibb Co.                                                          7,231
     50,600   Eisai Co. Ltd. ADR (Japan)                                                        2,391
     54,600   Eli Lilly and Co.(a)                                                              2,889
    447,600   Pfizer, Inc.                                                                     11,338
     87,000   Sanofi-Aventis ADR (France)                                                       4,093
    522,000   Schering-Plough Corp.                                                            10,085
    216,500   Valeant Pharmaceuticals International                                             3,875
     78,500   Wyeth                                                                             3,821
                                                                                           ----------
                                                                                               48,990
                                                                                           ----------
              PROPERTY & CASUALTY INSURANCE (2.4%)
     66,300   ACE Ltd.                                                                          3,682
    175,800   Allstate Corp.                                                                    9,931
    188,000   Axis Capital Holdings Ltd. (Bermuda)                                              5,606
     48,400   Chubb Corp.                                                                       2,495
     40,800   W.R. Berkley Corp.                                                                1,527
    182,700   XL Capital Ltd. "A"                                                              12,038
                                                                                           ----------
                                                                                               35,279
                                                                                           ----------
              PUBLISHING (0.3%)
     82,200   Gannett Co., Inc.                                                                 4,521
                                                                                           ----------
              RAILROADS (0.6%)
    106,800   Burlington Northern Santa Fe Corp.                                                8,494
                                                                                           ----------
              REAL ESTATE INVESTMENT TRUSTS (0.6%)
    377,600   American Financial Realty Trust                                                   4,297
     52,200   First Industrial Realty Trust, Inc.                                               2,048
     30,100   Simon Property Group, Inc.                                                        2,465
                                                                                           ----------
                                                                                                8,810
                                                                                           ----------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (1.4%)
    156,900   CB Richard Ellis Group, Inc. "A"*                                                13,790
     87,400   Jones Lang LaSalle, Inc.                                                          7,408
                                                                                           ----------
                                                                                               21,198
                                                                                           ----------
              REGIONAL BANKS (0.8%)
     28,300   PNC Financial Services Group, Inc.                                                2,023
    234,000   South Financial Group, Inc.                                                       6,348
    125,800   TCF Financial Corp.                                                               3,379
                                                                                           ----------
                                                                                               11,750
                                                                                           ----------
              RESTAURANTS (2.2%)
     32,900   RARE Hospitality International, Inc.*                                             1,024
    398,000   Starbucks Corp.*                                                                 14,833
    348,775   Tim Hortons, Inc. (Canada)*(a)                                                    9,469
    110,925   Wendy's International, Inc.                                                       6,853
                                                                                           ----------
                                                                                               32,179
                                                                                           ----------
              SEMICONDUCTOR EQUIPMENT (0.8%)
     18,400   Lam Research Corp.*                                                                 900
    236,950   MEMC Electronic Materials, Inc.*                                                  9,620
     57,050   Varian Semiconductor Equipment Associates, Inc.*                                  1,868
                                                                                           ----------
                                                                                               12,388
                                                                                           ----------

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                               MARKET
     NUMBER                                                                                     VALUE
  OF SHARES   SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (1.0%)
     72,600   Analog Devices, Inc.(a)                                                      $    2,753
    244,900   Broadcom Corp. "A"*                                                              10,068
     61,800   Microchip Technology, Inc.(a)                                                     2,303
                                                                                           ----------
                                                                                               15,124
                                                                                           ----------
              SOFT DRINKS (0.9%)
     63,450   Hansen Natural Corp.*(a)                                                          8,214
     74,500   PepsiCo, Inc.                                                                     4,339
                                                                                           ----------
                                                                                               12,553
                                                                                           ----------
              SPECIALIZED CONSUMER SERVICES (0.3%)
    202,900   H&R Block, Inc.(a)                                                                4,632
                                                                                           ----------
              SPECIALIZED FINANCE (2.4%)
     74,300   CBOT Holdings, Inc. "A"*(a)                                                       7,872
     20,500   Chicago Mercantile Exchange Holdings, Inc.                                        9,389
    100,150   IntercontinentalExchange, Inc.*                                                   7,142
     38,000   Nasdaq Stock Market, Inc.*                                                        1,422
    143,700   NYSE Group, Inc.*(a)                                                              9,541
                                                                                           ----------
                                                                                               35,366
                                                                                           ----------
              SPECIALTY STORES (0.2%)
     86,800   Michaels Stores, Inc.                                                             3,284
                                                                                           ----------
              STEEL (1.0%)
    183,000   Allegheny Technologies, Inc.(a)                                                  12,689
     52,900   Companhia Vale Do Rio Doce ADR (Brazil)                                           2,726
                                                                                           ----------
                                                                                               15,415
                                                                                           ----------
              SYSTEMS SOFTWARE (0.4%)
    264,400   Microsoft Corp.                                                                   6,385
                                                                                           ----------
              Technology Distributors (0.5%)
     11,700   CDW Corp.                                                                           696
    185,100   Tech Data Corp.*                                                                  6,797
                                                                                           ----------
                                                                                                7,493
                                                                                           ----------
              THRIFTS & MORTGAGE FINANCE (2.7%)
     39,000   Golden West Financial Corp.                                                       2,803
     24,100   IndyMac Bancorp, Inc.                                                             1,165
     90,300   MGIC Investment Corp.                                                             6,384
    377,700   New York Community Bancorp, Inc.                                                  6,500
    186,805   People's Bank                                                                     6,118
    119,100   Radian Group, Inc.                                                                7,470
    215,100   Washington Mutual, Inc.                                                           9,692
                                                                                           ----------
                                                                                               40,132
                                                                                           ----------
              TOBACCO (3.9%)
    249,200   Altria Group, Inc.                                                               18,232
    167,400   Imperial Tobacco Group plc ADR (United Kingdom)                                  10,493
    185,700   Loews Corp.-Carolina Group                                                        9,515
     61,800   Reynolds American, Inc.                                                           6,776
    288,600   UST, Inc.                                                                        12,678
                                                                                           ----------
                                                                                               57,694
                                                                                           ----------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
     15,600   Fastenal Co.                                                                        730
                                                                                           ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                               MARKET
     NUMBER                                                                                     VALUE
  OF SHARES   SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              TRUCKING (0.1%)
     13,600   Con-way, Inc.                                                                $      758
                                                                                           ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    196,450   Sprint Nextel Corp.                                                               4,872
     12,000   Syniverse Holdings, Inc.*                                                           212
                                                                                           ----------
                                                                                                5,084
                                                                                           ----------
              Total common stocks (cost: $1,313,334)                                        1,443,674
                                                                                           ----------
              EXCHANGE-TRADED FUNDS (0.2%)
              ----------------------------
     17,800   MidCap SPDR Trust Series 1(a) (cost: $2,167)                                      2,611
                                                                                           ----------
              Total equity securities (cost: $1,315,500)                                    1,446,285
                                                                                           ----------
              MONEY MARKET INSTRUMENTS (3.4%)

              MONEY MARKET FUNDS
  3,081,116   SSgA Money Market Fund, 4.44%(b)                                                  3,081
 46,074,060   SSgA Prime Money Market Fund, 4.63%(b)                                           46,074
                                                                                           ----------
              Total money market instruments (cost: $49,155)                                   49,155
                                                                                           ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (4.5%)(h)

              MONEY MARKET FUNDS (0.1%)
  1,426,027   AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.72%(b)                   1,426
     74,847   Merrill Lynch Premier Institutional Fund, 4.59%(b)                                   75
                                                                                           ----------
                                                                                                1,501
                                                                                           ----------

  PRINCIPAL
     AMOUNT
      (000)
-----------
              REPURCHASE AGREEMENTS (2.2%)(c)
    $24,000   Credit Suisse First Boston, LLC, 4.78%, acquired on 4/28/2006 and due 5/01/2006 at $24,000 (collateralized by $24,780 of
                Freddie Mac Discount Notes(d), 5.00%(e), due 7/25/2006;
                market value $24,480)                                                          24,000
      9,000   Deutsche Bank Securities, Inc., 4.76%, acquired on 4/28/2006 and due 5/01/2006 at $9,000 (collateralized by $7,559 of Freddie
                Mac Notes(d), 4.25%, due 11/15/2006; and $1,536 of Tennessee
                Valley Authority Bonds, 5.88%, due 4/01/2036;
                combined market value $9,181)                                                   9,000
                                                                                           ----------
                                                                                               33,000
                                                                                           ----------
              COMMERCIAL PAPER (0.7%)
     10,000   Goldman Sachs Group, Inc.(f), 4.80%(g), 5/25/2006                                10,000
                                                                                           ----------
              CORPORATE BONDS (1.5%)
     11,300   Canadian Imperial Bank of Commerce, Yankee CD
                (Canada), 5.00%(g), 1/30/2007                                                  11,317
     11,000   Five Finance, Inc., Notes(f), 4.94%(g), 9/05/2006                                11,004
                                                                                           ----------
              Total short-term investments purchased with cash collateral from
                securities loaned (cost: $66,813)                                              66,822
                                                                                           ----------

              TOTAL INVESTMENTS (COST: $1,431,468)                                         $1,562,262
                                                                                           ==========

10

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH & INCOME FUND
APRIL 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             5. Repurchase agreements are valued at cost, which approximates market value.

             6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2006 (UNAUDITED)

                 yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of April 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2006, were $153,972,000 and $23,178,000, respectively, resulting in net unrealized appreciation of $130,794,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,475,416,000 at April 30, 2006, and, in total, may not equal 100%. Investments in foreign securities were 5.8% of net assets at April 30, 2006.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         E. SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and traded on the American Stock Exchange (AMEX).

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of April 30, 2006. The aggregate fair market value of the loaned portion of these securities as of April 30, 2006, was approximately $63,870,000.

         (b) Rate represents the money market fund annualized seven-day yield at April 30, 2006.

         (c) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S.
             government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2006 (UNAUDITED)

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2006.

         (h) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the
             securities   when  due,  and  that  the  value  of  the  short-term
             investments will be less than the amount of cash collateral required to be returned to the borrower.

         * Non-income-producing security for the 12 months preceding April 30, 2006.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48489-0606                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 19, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 20, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JUNE 20, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.